Investments (Tables)	Nov. 18, 2019
Equity and Debt Securities and Cash Equivalents and Cost Method Investments in Decommissioning Trust Funds	decommissioning costs for its nuclear plants. Dominion Energy’s decommissioning trust funds are summarized below:

	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Fair Value
(millions)
December 31, 2018
Equity securities: (1)
U.S.	$1,741	$1,640	$(51)		$3,330
Fixed income securities: (2)
Corporate debt instruments	435	5	(9)		431
Government securities	1,092	17	(12)		1,097
Common/collective trust funds	76	—	—		76
Cash equivalents and other (3)	4	—	—		4

Total	$3,348	$1,662	$(72	) (4)	$4,938

December 31, 2017
Equity securities: (2)
U.S.	$1,569	$1,857	$—		$3,426
Fixed income securities: (2)
Corporate debt instruments	430	15	(1)		444
Government securities	1,039	27	(5)		1,061
Common/collective trust funds	60	—	—		60
Cost method investments	68	—	—		68
Cash equivalents and other (3)	34	—	—		34

Total	$3,200	$1,899	$(6	) (4)	$5,093

(1)
Effective January 2018, unrealized gains and losses on equity securities, including those previously classified as cost method investments, are included in other income and the nuclear decommissioning trust regulatory liability as discussed in Note 2.

(2)	Unrealized gains and losses on equity securities (for 2017) and fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability as discussed in Note 2.
(3)	Includes pending sales of securities of $5 million at December 31, 2017.
(4)	The fair value of securities in an unrealized loss position was $833 million and $565 million at December 31, 2018 and 2017, respectively.

Unrealized Gain Loss on Equity	The portion of unrealized gains and losses that relates to equity securities held within Dominion Energy’s nuclear decommissioning trusts is summarized below:

Twelve Months Ended December 31, 2018
(millions)
Net losses recognized during the period	$(245)
Less: Net gains recognized during the period on securities sold during the period	(58)

Unrealized losses recognized during the period on securities still held at December 31, 2018 (1)	$(303)

(1)	Included in other income and the nuclear decommissioning trust regulatory liability as discussed in Note 2.

Investments Classified by Contractual Maturity Date
The fair value of Dominion Energy’s debt securities with readily determinable fair values held in nuclear decommissioning trust funds at December 31, 2018 by contractual maturity is as follows:
Amount
(millions)
Due in one year or less	$167
Due after one year through five years	389
Due after five years through ten years	376
Due after ten years	672

Total	$1,604

Marketable Securities
Presented below is selected information regarding Dominion Energy’s equity and debt securities with readily determinable fair values held in nuclear decommissioning trust funds.

Year Ended December 31,	2018	2017	2016
(millions)
Proceeds from sales	$1,804	$1,831	$1,422
Realized gains (1)	140	166	128
Realized losses (1)	91	71	55
(1)	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability as discussed in Note 2.

Other-Than-Temporary Impairment Losses
Dominion Energy recorded other-than-temporary impairment losses on investments held in nuclear decommissioning trust funds as follows:

Year Ended December 31,	2018	2017	2016
(millions)
Total other-than-temporary impairment losses (1)	$30	$44	$51
Losses recorded to the nuclear decommissioning trust regulatory liability	—	(16)	(16)
Losses recognized in other comprehensive income (before taxes)	(30)	(5)	(12)

Net impairment losses recognized in earnings	$—	$23	$23

(1)	Amounts include other-than-temporary impairment losses for debt securities of $ 5 million and $ 13 million at December 31, 2017 and 2016, respectively.

Investments Accounts Under Equity Method of Accounting
Investments that Dominion Energy and Dominion Energy Gas account for under the equity method of accounting are as follows:

Company	Ownership%	Investment Balance		Description
As of December 31,		2018	2017
(millions)
Dominion Energy
Atlantic Coast Pipeline	48%	$820	$382	Gas transmission system
Blue Racer	50%	—	691	Midstream gas and related services
Iroquois	50%	302	311	Gas transmission system
Fowler Ridge	50%	82	81	Wind-powered merchant generation facility
Other (1)	various	74	79

Total		$1,278	$1,544

Dominion Energy Gas
Iroquois	50%	302	311	Gas transmission system
White River Hub	50%	37	38	Gas transmission system

Total		$339	$349

(1)
Liability of less than $1 million and $17 million associated with NedPower recorded to other deferred credits and other liabilities, on the Consolidated Balance Sheets as of December 31, 2018 and 2017, respectively. See additional discussion of NedPower below.

Financial Information Provided Equity Method Investment
Summarized financial information provided to Dominion Energy Gas by Iroquois for 100% of Iroquois at December 31, 2018 and 2017 and for the years ended December 31, 2018, 2017 and 2016 is presented below.

	At December 31, 2018	At December 31, 2017
(millions)
Current assets	$112	$122
Noncurrent assets	588	599
Current liabilities	165	21
Noncurrent liabilities	193	334

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
(millions)
Revenues	$194	$194	$195
Operating i ncome	108	110	103
Net i ncome	94	93	86

Summarized financial information provided to Dominion Energy Gas by White River Hub for 100% of White River Hub at December 31, 2018 and 2017, for the years ended December 31, 2018, 2017, and for the period from September 2016, the inception date of common control for Dominion Energy Questar Pipeline as described in Note 3, through December 31, 2016 is presented below.

	At December 31, 2018	At December 31, 2017
(millions)
Current assets	$3	$3
Noncurrent assets	41	42
Current liabilities	2	1

	Year Ended December 31, 2018	Year Ended December 31, 2017	Period Ended December 31, 2016
(millions)
Revenues	$12	$10	$3
Operating i ncome	8	7	2
Net i ncome	8	7	2

Virginia Electric and Power Company
Equity and Debt Securities and Cash Equivalents and Cost Method Investments in Decommissioning Trust Funds	decommissioning costs for its nuclear plants. Virginia Power’s decommissioning trust funds are summarized below:

	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Fair Value
(millions)
December 31, 2018
Equity securities: (1)
U.S.	$858	$751	$(24)		$1,585
Fixed income securities: (2)
Corporate debt instruments	224	2	(5)		221
Government securities	504	7	(5)		506
Common/collective trust funds	51	—	—		51
Cash equivalents and other (3)	6	—	—		6

Total	$1,643	$760	$(34	) (4)	$2,369

December 31, 2017
Equity securities: (2)
U.S.	$734	$831	$—		$1,565
Fixed income securities: (2)
Corporate debt instruments	216	8	—		224
Government securities	482	13	(2)		493
Common/collective trust funds	27	—	—		27
Cost method investments	68	—	—		68
Cash equivalents and other (3)	22	—	—		22

Total	$1,549	$852	$(2	) (4)	$2,399

(1)
Effective January 2018, unrealized gains and losses on equity securities, including those previously classified as cost method investments, are included in other income and the nuclear decommissioning trust regulatory liability as discussed in Note 2.

(2)	Unrealized gains and losses on equity securities (for 2017) and fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability as discussed in Note 2.
(3)	Includes pending sales of securities of $6 million at both December 31, 2018 and 2017.
(4)	The fair value of securities in an unrealized loss position was $404 million and $234 million at December 31, 2018 and 2017, respectively.

Unrealized Gain Loss on Equity
The portion of unrealized gains and losses that relates to equity securities held within Virginia Power’s nuclear decommissioning trusts is summarized below:

Twelve Months Ended December 31, 2018
(millions)
Net losses recognized during the period	$(105)
Less: Net gains recognized during the period on securities sold during the period	(32)

Unrealized losses recognized during the period on securities still held at December 31, 2018 (1)	$(137)

(1)	Included in other income and the nuclear decommissioning trust regulatory liability as discussed in Note 2.

Investments Classified by Contractual Maturity Date
The fair value of Virginia Power’s debt securities with readily determinable fair values held in nuclear decommissioning trust funds at December 31, 2018, by contractual maturity is as follows:

Amount
(millions)
Due in one year or less	$54
Due after one year through five years	156
Due after five years through ten years	210
Due after ten years	358

Total	$778

Marketable Securities
Presented below is selected information regarding Virginia Power’s equity and debt securities with readily determinable fair values held in nuclear decommissioning trust funds.

Year Ended December 31,	2018	2017	2016
(millions)
Proceeds from sales	$887	$849	$733
Realized gains (1)	60	75	63
Realized losses (1)	27	30	27
(1)	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability as discussed in Note 2.

Other-Than-Temporary Impairment Losses
Virginia Power recorded other-than-temporary impairment losses on investments held in nuclear decommissioning trust funds as follows:

Year Ended December 31,	2018	2017	2016
(millions)
Total other-than-temporary impairment losses (1)	$15	$20	$26
Losses recorded to the nuclear decommissioning trust regulatory liability	—	(16)	(16)
Losses recognized in other comprehensive income (before taxes)	(15)	(2)	(7)

Net impairment losses recognized in earnings	$—	$2	$3

(1)	Amounts include other-than-temporary impairment losses for debt securities of $ 2 million and $ 8 million at December 31, 2017 and 2016 , respectively.